Accumulated Benefit Obligation and Pension Plans with an Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (Domestic, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Domestic
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	¥ 145,311	¥ 134,146
Projected benefit obligation	21,528	19,578
Accumulated benefit obligation	21,031	19,132
Fair value of plan assets	¥ 12,510	¥ 11,633